Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: March 12, 2024

Payment Date	3/15/2024
Collection Period Start	2/1/2024
Collection Period End	2/29/2024
Interest Period Start	2/15/2024
Interest Period End	3/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$138,784,459.56	$31,718,163.42	$107,066,296.14	0.182458	Sep-25
Class A-2b Notes	$29,894,948.31	$6,832,269.70	$23,062,678.61	0.182458	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,017,589,407.87	$38,550,433.12	$979,038,974.75

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,105,101,996.36	$1,062,841,872.40	0.514279
YSOC Amount	$82,764,804.20	$79,055,113.36
Adjusted Pool Balance	$1,022,337,192.16	$983,786,759.04
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$138,784,459.56	3.74000%	30/360	$432,544.90
Class A-2b Notes	$29,894,948.31	5.97471%	ACT/360	$143,883.22
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,017,589,407.87			$3,222,806.37

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,105,101,996.36	$1,062,841,872.40
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,022,337,192.16	$983,786,759.04
Number of Receivables Outstanding	68,413	67,334
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	42	41

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,285,094.22
Principal Collections	$41,864,909.46
Liquidation Proceeds	$216,386.07
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$45,366,389.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$45,366,389.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$920,918.33	$920,918.33	$—	$—	$44,445,471.42
Interest - Class A-1 Notes	$—	$—	$—	$—	$44,445,471.42
Interest - Class A-2a Notes	$432,544.90	$432,544.90	$—	$—	$44,012,926.52
Interest - Class A-2b Notes	$143,883.22	$143,883.22	$—	$—	$43,869,043.30
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$41,942,053.30
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$41,449,715.05
First Allocation of Principal	$—	$—	$—	$—	$41,449,715.05
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$41,382,106.72
Second Allocation of Principal	$—	$—	$—	$—	$41,382,106.72
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$41,308,165.05
Third Allocation of Principal	$14,802,648.83	$14,802,648.83	$—	$—	$26,505,516.22
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,420,016.22
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,420,016.22
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,420,016.22
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,672,231.93
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,672,231.93
Remaining Funds to Certificates	$2,672,231.93	$2,672,231.93	$—	$—	$—
Total	$45,366,389.75	$45,366,389.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$82,764,804.20
Increase/(Decrease)	$(3,709,690.84)
Ending YSOC Amount	$79,055,113.36

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,022,337,192.16	$983,786,759.04
Note Balance	$1,017,589,407.87	$979,038,974.75
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	26	$395,214.50
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	130	$216,386.07
Monthly Net Losses (Liquidation Proceeds)			$178,828.43
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.29%
Preceding Collection Period			0.36%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.25%
Cumulative Net Losses for All Periods			$3,865,671.08
Cumulative Net Loss Ratio			0.19%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	147	$2,817,280.06
60-89 Days Delinquent	0.10%	55	$1,098,462.73
90-119 Days Delinquent	0.03%	14	$331,341.55
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	216	$4,247,084.34

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$143,619.70
Total Repossessed Inventory		14	$293,925.63

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		69	$1,429,804.28
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.13%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.63	0.06%	33	0.05%